Employee Defined Benefit Obligations - Summary of Quantitative Sensitivity Analyses Impact on Defined Benefit Obligation for Significant Assumptions (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Change in discount rate by 0.25% [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase	$ (18.9)	$ (15.6)
Decrease	19.6	17.0
Change in pre-retirement inflation rate by 0.25% [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase	5.7	5.0
Decrease	(5.5)	(4.8)
Change in salary growth by 0.25% [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase	1.0	0.9
Decrease	(1.0)	(0.8)
Change in pension increase assumption by 0.25% [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase	10.5	8.4
Decrease	(9.2)	(8.1)
Increase of one year in the life expectancy [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase	$ 11.8	$ 9.4